Commitments and Contingencies (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Capital Commitments	$ 62,400	$ 90,519
Annual Net Profit Target	$ 78,000
Percentage Of Net Profit Target Utilization For Bonus	4.00%
Accrued Bonuses, Current			$ 1,707	$ 2,428
Kin Sun Sze To [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	32.00%
Chin Hien Tan [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	24.00%
Ho Leung Ning [Member]
Commitments And Contingencies [Line Items]
Percentage Of Bonus Entitled	24.00%